OPERATING SEGMENTS (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Total income	[1]	S/ 17,728,000	S/ 16,759,000	S/ 15,765,000
Operating income	[2]	8,762,000	8,559,000	7,959,000
Allowance for loan losses, net of recoveries		(1,789,000)	(1,785,000)	(1,881,000)
Depreciation and amortization		419,975	407,061	396,497
Impairment of available for sale assets		(766)	(14,459)	(43,801)
Income before income tax		5,575,000	4,891,000	4,361,000
Income tax		(1,393,000)	(1,281,000)	(1,197,000)
Net profit		4,181,648	3,609,980	3,163,385
Capital expenditures intangibles and goodwill		416,000	387,000	425,000
Total assets		170,472,283	156,435,222	155,480,000
Total liabilities		148,218,580	136,318,711	138,753,000
Banking [Member]
Disclosure of operating segments [line items]
Total income	[1]	14,071,000	13,059,000	12,395,000
Operating income	[2]	8,154,000	7,890,000	7,328,000
Allowance for loan losses, net of recoveries		(1,789,000)	(1,785,000)	(1,881,000)
Depreciation and amortization		(326,000)	(319,000)	(232,000)
Impairment of available for sale assets		(8,000)	(16,000)	(57,000)
Income before income tax		4,886,000	4,175,000	3,692,000
Income tax		(1,266,000)	(1,127,000)	(1,032,000)
Net profit		3,620,000	3,048,000	2,659,000
Capital expenditures intangibles and goodwill		339,000	326,000	272,000
Total assets		145,999,000	142,775,000	142,963,000
Total liabilities		128,324,000	125,998,000	129,189,000
Insurance [Member]
Disclosure of operating segments [line items]
Total income	[1]	2,474,000	2,577,000	2,439,000
Operating income	[2]	619,000	666,000	630,000
Allowance for loan losses, net of recoveries		0	0	0
Depreciation and amortization		(49,000)	(45,000)	(42,000)
Impairment of available for sale assets		0	1,000	13,000
Income before income tax		353,000	355,000	424,000
Income tax		(28,000)	(51,000)	(74,000)
Net profit		325,000	304,000	350,000
Capital expenditures intangibles and goodwill		59,000	44,000	144,000
Total assets		10,988,000	9,789,000	9,059,000
Total liabilities		8,409,000	7,646,000	7,270,000
Pension [Member]
Disclosure of operating segments [line items]
Total income	[1]	392,000	411,000	403,000
Operating income	[2]	1,000	1,000	(1,000)
Allowance for loan losses, net of recoveries		0	0	0
Depreciation and amortization		(23,000)	(21,000)	(19,000)
Impairment of available for sale assets		0	0	0
Income before income tax		206,000	225,000	228,000
Income tax		(66,000)	(70,000)	(66,000)
Net profit		140,000	155,000	162,000
Capital expenditures intangibles and goodwill		10,000	8,000	2,000
Total assets		798,000	757,000	766,000
Total liabilities		243,000	245,000	247,000
Investments banking [Member]
Disclosure of operating segments [line items]
Total income	[1]	791,000	712,000	528,000
Operating income	[2]	(12,000)	2,000	2,000
Allowance for loan losses, net of recoveries		0	0	0
Depreciation and amortization		(22,000)	(22,000)	(103,000)
Impairment of available for sale assets		7,000	1,000	0
Income before income tax		130,000	136,000	17,000
Income tax		(33,000)	(33,000)	(25,000)
Net profit		97,000	103,000	(8,000)
Capital expenditures intangibles and goodwill		8,000	9,000	7,000
Total assets		12,687,000	3,114,000	2,692,000
Total liabilities		S/ 11,243,000	S/ 2,430,000	S/ 2,047,000

[1]	Including total interest and similar income, other income and net premiums earned from insurance activities.
[2]	Operating income includes the net interest income from banking activities and the amount of the net premiums earned, less insurance claims.